Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2011
Segment Reporting
Schedule of operations by business segment

	Year ended December 31,
	2009	2010	2011	2011
	RMB	RMB	RMB	US$
Net revenues
P&C	783,220	821,259	1,032,594	164,063
Life	177,713	235,584	276,402	43,916
Claims Adjusting	140,670	177,094	202,003	32,095
Other	—	—	5,676	902
Total net revenues	1,101,603	1,233,937	1,516,675	240,976
Operating costs and expenses
P&C	(408,643)	(389,266)	(1,626,472)	(258,420)
Life	(158,804)	(194,612)	(245,571)	(39,017)
Claims Adjusting	(121,753)	(156,825)	(243,072)	(38,620)
Other	(67,174)	(98,709)	(150,333)	(23,886)
Total operating costs and expenses	(756,374)	(839,412)	(2,265,448)	(359,943)
Income (loss) from operations
P&C	374,577	431,993	(593,878)	(94,357)

	Year ended December 31,
	2009	2010	2011	2011
	RMB	RMB	RMB	US$
Life	18,909	40,972	30,831	4,899
Claims Adjusting	18,917	20,269	(41,069)	(6,525)
Other	(67,174)	(98,709)	(144,657)	(22,984)
Total income (loss) from operations	345,229	394,525	(748,773)	(118,967)

	As of December 31,
	2010	2011	2011
	RMB	RMB	US$
Segment assets
P&C	1,876,999	1,367,326	217,246
Life	175,064	200,713	31,890
Claims Adjusting	175,777	108,630	17,260
Datong	282,799	—	—
Other	1,343,817	1,604,327	254,902
Total assets	3,854,456	3,280,996	521,298